Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
2022	$ 33,552	$ 33,552
2023	26,474	33,552
2024	15,060	26,474
2025		15,060
2025
Thereafter
Total lease payments	91,862	108,638
Less: amount of lease payments representing interest	(6,926)	(9,457)
Present value of future minimum lease payments	84,936	99,181
Less: current obligations under leases	(29,960)	(29,337)	$ (136,952)
Non-current obligations	54,976	$ 69,844	$ 1,089,390
2021 (six months remaining)	16,776
Thereafter